STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)						12 Months Ended
	Sep. 15, 2021	Sep. 14, 2021	Apr. 09, 2021	Dec. 03, 2020	Mar. 11, 2020	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock, shares authorized						3,250,000,000	3,250,000,000
Common stock, par value						$ 0.001	$ 0.001
Common stock value						$ 1,074,558	$ 320,000
Number of securities called by warrants or rights			15,000,000
Expected dividend rate						0.00%	0.00%
Expected term			8 months 12 days
Minimum [Member]
Class of Stock [Line Items]
Share Price							$ 0.0009
Expected volatility rate, minimum						44.80%	199.20%
Risk free interest rate, minimum						0.90%	0.28%
Maximum [Member]
Class of Stock [Line Items]
Share Price							$ 0.0014
Expected volatility rate, maximum						124.40%	223.20%
Risk free interest rate, maximum						1.75%	0.38%
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						174,019,679	420,000,000
Warrant [Member]
Class of Stock [Line Items]
Number of options outstanding and vested, issued						319,701,820
Expected term						4 years
Aggregated intrinsic value of warrants						$ 0
Subscription Agreement [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities						523,710,635
Stock Issued During Period, Value, Conversion of Convertible Securities						$ 1,362,988
Stock Issued During Period, Shares, New Issues							32,565,515
Common stock value						$ 75,000
Number of securities called by warrants or rights						423,816,100
Subscription Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues							5,000,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Common stock, par value	$ 3.00
Interest expense	$ 75,276
Stock Issued During Period, Shares, New Issues	214,006			161,636,427	200,000
Accredited Investors [Member] | Subscription Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities							$ 164,820
Stock Issued During Period, Shares, New Issues						174,019,679
Gross from common stock						$ 941,009	$ 320,000
Procceds issued of new issues							415,000,000
Accredited Investors [Member] | Subscription Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues						16,600,539
Stock issued during period, value, issued for services						$ 165,534
Non-Employees [Member] | Subscription Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues							397,145,607
Common stock value							$ 43,658
Jupiter Gold [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares converted into common stock							200,000,000
Conversion shares issued							150,000
Officers and Non-Management Directors [Member]
Class of Stock [Line Items]
Shares granted value before forfeiture						$ 1,104,364	$ 50,000
Number of options outstanding and vested, issued							43,915,500
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred stock, voting rights						Series A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Series A Stock then outstanding, and the holders of Common Stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power
Series D Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		1,000,000
Series D Convertible Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Stock issued during period, shares, conversion of convertible securities	214,006
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 566,743
Interest expense	$ 75,275
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						1,000,000	1,000,000
Shares converted into common stock		10,000
Common and Preferred Stock Options [Member]
Class of Stock [Line Items]
Expected volatility rate, minimum							135.35%
Expected volatility rate, maximum							221.07%
Risk free interest rate, minimum							0.28%
Risk free interest rate, maximum							0.38%
Expected term							5 years